Shareholders Equity (Tables)	12 Months Ended
Feb. 28, 2017
Schedule of Stock by Class [Table Text Block]
a)	Share capital	Number of Authorized Shares

		2017
	Common shares without par value	500,000,000

	Preferred shares without par value	9,999,900
	Series “A” preferred shares	1,000,000
	Series “B” preferred shares	100
	Series “C” preferred shares	1,000,000
	Series “D” preferred shares	4,000,000
	Series “E” preferred shares	4,000,000
		20,000,000

Schedule of Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
		Weighted
		Average	Weighted		Weighted
	Number of	Remaining	Average	Number of	Average
Range of	Options	Contractual	Exercise	Options	Exercise
Exercise Prices	Outstanding	Life (Years)	Price (USD)	Exercisable	Price (USD)
$2.45 to $2.99	637,000	3.16	2.45	637,000	2.45
$3.00 to $3.99	189,000	2.62	3.26	189,000	3.26
$4.00 to $15.75	42,000	0.87	8.90	42,000	8.90

	868,000			868,000

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
		Weighted Average
	Outstanding	Exercise Price
	Options	(USD)
Options outstanding as at February 28, 2014	923,569	3.06
Granted	-	-
Expired	(36,249)	5.12
Exercised	(28,553)	2.52
Cancelled	(2,000)	6.20
Options outstanding as at February 28, 2015	856,767	2.98
Granted	25,000	3.69
Expired	(1,767)	5.35
Exercised	-	-
Cancelled	-	-
Options outstanding as at February 29, 2016	880,000	2.99
Granted	-	-
Expired	-	-
Exercised	-	-
Cancelled	(12,000)	6.91
Options exercisable, February 28, 2017	868,000	2.94
Options vested and expected to vest	868,000	2.94

Schedule of Stockholders' Equity Note, Warrants or Rights, Activity [Table Text Block]
Weighted Average
	Outstanding	Exercise
	Warrants	Price (USD)
Warrants outstanding February 28, 2014	-	-
Granted (Notes 8 and 9) (1)	25,000	3.40
Exercised	-	-
Expired	-	-
Warrants outstanding at February 28, 2015 , February 29, 2016 and February 28, 2017	25,000	3.40

Schedule of Weighted Average Number of Shares [Table Text Block]
	2017	2016	2015

Weighted average shares – Basic EPS	2,820,647	2,880,882	2,922,684
Plus: incremental shares from assumed exercise of stock options	-	-	270,279
Weighted average shares – diluted EPS	2,820,647	2,880,882	3,192,963

Schedule of Earnings (loss) per common share [Table Text Block]
	2017	2016	2015

Net income (loss) from continuing operations	$(3,103,321)	$(3,919,581)	$(3,834,724)
Net income (loss) from discontinued operations	(3,406,368)	2,616,297	4,170,306
Net income (loss)	$(6,509,689)	$(1,303,284)	$335,582

(Gain) from change in fair value of dilutive stock options	-	-	(196,428)
Adjusted net income (loss)	$(6,509,689)	$(1,303,284)	$139,154

Basic earnings(loss) per common share

Continuing operations	$(1.10)	$(1.36)	$(1.31)
Discontinued operations	(1.21)	0.91	1.42
Net basic earnings (loss) per common share	$(2.31)	$(0.45)	$0.11

Diluted earnings (loss) per common share
Continuing operations	$(1.10)	$(1.36)	$(1.26)
Discontinued operations	(1.21)	0.91	1.30
Net diluted earnings (loss) per common share	$(2.31)	$(0.45)	$0.04